Other results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Adjustments for interest income	$ 26,253	$ 28,266	$ 49,588
Adjustments for gains (losses) on change in fair value of financial assets	14,545	38,609	78,640
Finance income	40,798	66,875	128,228
Adjustments for decrease (increase) in derivative financial assets	(6,924)	(19,462)	(28,013)
Adjustments for finance costs	(20,677)	(29,738)	(88,243)
Adjustments for interest expense	(254)	(501)	(578)
Finance costs	(27,855)	(49,701)	(116,834)
Inflation Adjustment	(4,204)	(6,655)	(12,537)
Other income (expense) from subsidiaries, jointly controlled entities and associates	$ 8,739	$ 10,519	$ (1,143)